ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                      Ph. (818) 789-0779 Fax (818) 235-0134
                              www.albrightblum.com

                                  July 18, 2006

Messeret Nega, Esq. &
John Stickel, Esq.
SECURITIES AND EXCHANGE COMMISSION
100 F Street, Mail Stop 3561
Washington, D.C.  20549

Re:      Advanced Media Training, Inc. (the "Registrant")
         Schedule 14C, Amendment Number 3
         Original Filing Date: March 1, 2006, Amended May 3, 2006 and June 5,
         2006
         SEC File No.:  000-50333

Dear Ms. Nega and Mr. Stickel:

The Commission's June 30, 2006, comment letter to Buddy Young, President of Registrant has been delivered to me for response. Please consider this to be the Registrant's formal response to the Commission's comment letter. Accordingly, enclosed please find two (2) clean copies of the Schedule 14C, Amendment Number 3, which has been filed with the Commission via EDGAR, together with two (2) redlined copies of the Schedule 14C which are marked to show changes from the last filed version.

In general, please be advised that the Dematco, Limited's ("Dematco") financial statements have been restated. Since creation of redlined financial statements would be extremely difficult and since review of complicated redlined financial statements would be equally as difficult, the last version of Dematco's financial statements has been deleted and replaced with the Dematco's restated financial statements, without any redlining.

Registrant believes that the changes in this form comply with the comments made by the Commission's staff. Please be aware that deletions are marked like this and inserts are marked like this or like this.

We will be responding to comments in the order presented.

SCHEDULE 14C
GENERAL

Comment No. 1. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 2

Comment No. 2. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

PRIOR REVIEW, PAGE 5

Comment No. 3. Registrant has deleted the language from the Schedule 14C as directed by the Commission. This change should cause the item to be in compliance with the staff's comments.

ITEM 6 OF 14A, VOTING SECURITIES AND PRINCIPAL HOLDERS THEREOF, PAGE 5

Comment No. 4. Registrant has revised the Schedule 14C to address the staff's comments. This change should cause the item to be in compliance with the staff's comments.

Comment No. 5. Registrant has revised the Schedule 14C to address the staff's comments. In particular, Registrant has provided a chart based upon the assumptions that Registrant's stock price on the date of exercise is $1.00 per share and that Registrant will exercise all of its options. These qualifications and disclosures are described in greater detail within the Schedule 14C. These changes should cause these items to be in compliance with the staff's comments.

ITEM 11 OF 14A, AUTHORIZATION OR ISSUANCE OF SECURITIES, PAGE 8

Comment No. 6. Registrant has revised the Schedule 14C to address the staff's comments. This change should cause the item to be in compliance with the staff's comments.

ITEM 11(D) OF 14A, REASONS FOR AUTHORIZATION/ISSUANCE. VOTING SECURITIES AND PRINCIPAL HOLDERS THEREOF, PAGE 4

Comment No. 7. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 14(B)(1) OF 14A, SUMMARY OF TERMS

Comment No. 8. Attached to this letter as Addendum "A" please find a recitation of the trading activity in the Company's common stock at or about the transaction date. This information was taken from Over the Counter Bulletin Board (aka OTCBB) data base website. This supplemental response should cause these items to be in compliance with the staff's comments.

Comment No. 9. Dematco and its independent auditor have revised Dematco's financial statements contained in the Schedule 14C to address the staff's
comments.   In  particular, the

ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 3

calculations regarding foreign currency translations have been corrected. These changes should cause these items to be in compliance with the staff's comments.

Comment No. 10. Dematco does not possess an historical cost analysis regarding the determination of a value of its technology. Consequently, the establishment of a $1.00 per share price for Dematco's common stock was not an attempt to set a value for that stock. The parties were required to set a benchmark for the exercise of the option granted to the Company. The parties negotiated at arm's length and agreed to set the price of Dematco's common stock at $1.00 per share and to set the Company's price at the market price on the date on which the Company exercises its option. Accordingly, setting the Dematco share price was not intended to reflect the current value of Dematco's dematerialization process or its business potential. Instead it provides a necessary component of the exercise of option formula.

Comment No. 11. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

Comment No. 12. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 14(B)(7), PAST CONTRACTS, TRANSACTIONS OR NEGOTIATIONS, PAGE 14

Comment No. 13. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

DEMATCO LIMITED FINANCIAL STATEMENTS

LOSS ON IMPAIRMENT OF LONG TERM ASSETS, PAGE 26

Comment No. 14. Dematco does not possess a historical cost analysis regarding the development of its technology which would satisfy a determination of a value of that technology. Consequently, Dematco's financial statements have been restated to reflect a reduction in value to zero ($00.00). Registrant has replaced Dematco's financial statements with Dematco's restated financial statements to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

REVENUE RECOGNITION, PAGE 26

Comment No. 15. Dematco's restated financial statements incorporate language which should address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 4

ADDITIONAL INFORMATION AND DOCUMENTS INCLUDED BY REFERENCE, PAGE 30

Comment No. 16. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

Also attached please also find the consent of Dematco's auditors to the use of their audit of Dematco in the Schedule 14C, Amendment Number 3. The original consent is included with the original of this letter and a copy is attached to this letter and marked as Addendum "B".

Attached to this letter and marked as Appendix "C", please find a written statement from Registrant acknowledging and confirming three bullet point items noted at the end of the Staff's comment letter.

Thank you for your time and cooperation and please do not hesitate to contact either Buddy Young, Registrant's President, CEO and CFO, or the undersigned with any other comments, requests or simply to discuss the matter further.


                                       Sincerely,
                                       /s/ L. Stephen Albright
                                       -------------------------
                                       L. STEPHEN ALBRIGHT, Esq.

ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 5

                                  ADDENDUM "A"
                   OVER THE COUNTER BULLETIN BOARD (aka OTCBB)
                       DATA BASE REPORT FROM OTCBB WEBSITE

                            (SEE FOLLOWING TWO PAGES)

ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 6


OTC Bulletin Board(R)                       DAILY TRADE AND QUOTE SUMMARY REPORT
--------------------------------------------------------------------------------
AMTN - ADVANCED MEDIA TRAIN                                           MARCH 2006
--------------------------------------------------------------------------------

                         BID                           ASK                          PRICE
             ---------------------------   ---------------------------   ---------------------------
DATE          HIGH       LOW      CLOSE     HIGH       LOW      CLOSE     HIGH       LOW      CLOSE    VOLUME
----------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
03/01/2006      --        --        --        --        --        --         1.7      1.25      1.25    55,000

03/02/2006      --        --        --        --        --        --        1.25       1.2      1.25    17,600

03/03/2006      --        --        --        --        --        --         1.5      1.15       1.5    30,500

03/06/2006      --        --        --        --        --        --         1.5       1.2      1.25     4,155

03/07/2006      --        --        --        --        --        --        1.25       1.2      1.25    29,800

03/08/2006      --        --        --        --        --        --         1.2       1.1      1.15    75,300

03/09/2006      --        --        --        --        --        --        1.25       0.8      1.25    19,050

03/10/2006      --        --        --        --        --        --         1.5      1.18       1.5     3,300

03/13/2006      --        --        --        --        --        --         1.3      1.13      1.19   191,050

03/14/2006      --        --        --        --        --        --        1.18      1.13      1.15   214,400

03/15/2006      --        --        --        --        --        --         1.1      0.95       1.1     3,600

03/16/2006      --        --        --        --        --        --        1.25       1.1      1.25    14,600

03/17/2006      --        --        --        --        --        --        1.25      1.08       1.2    67,800

03/20/2006      --        --        --        --        --        --        1.45      1.09      1.45    28,600

03/21/2006      --        --        --        --        --        --        1.41       1.2       1.2     4,500

03/22/2006      --        --        --        --        --        --         1.2       1.2       1.2       500

03/23/2006      --        --        --        --        --        --        1.25      1.14      1.25    12,200

03/24/2006      --        --        --        --        --        --         1.2      1.14      1.15    48,500

03/27/2006      1.11      1.05       1.1       1.2      1.15      1.15      1.15       1.1      1.15    23,500

Disclaimer

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POSSIBILITY OF HUMAN AND MECHANICAL  ERRORS AS WELL AS OTHER FACTORS,  NASDAQ IS
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ANY KIND TO THE USERS AND /OR ANY  THIRD  PARTY,  INCLUDING  ANY  WARRANTIES  OF
ACCURACY,

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 7

TIMELINESS, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE. IN ADDITION, NASDAQ IN PROVIDING THE INFORMATION MAKES NO ENDORSEMENT OF ANY PARTICULAR SECURITY OR MARKET PARTICIPANT. UNLESS DUE TO WILLFUL TORTIOUS
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IN TORT, CONTRACT,  OR OTHERWISE (AND AS PERMITTED BY LAW, PRODUCT LIABILITY) TO
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Some states and foreign  countries provide rights in addition to those above, or
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incidental or  consequential  damages.  Therefore,  the above limitation may not apply to you or there may be state  provisions  which  supersede the above.  Any
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


ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 8

                                  APPENDIX "B"
                                AUDITOR'S CONSENT

MOORE & ASSOCIATES, CHARTERED
ACCOUNT ANTS AND ADVISORS
PCAOB REGISTERED


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use, in the registrations statement on Schedule 14C Amended # 33 of Dematco Limited (A development stage company), of our report dated June 8, 2006 on our audit of the financial statements of Dematco Limited (A development stage company) as of March 31, 2006, and December 31, 2005, and the related statements of operations, stockholders' equity and cash flows for the three months ended March 31, 2006, the year ended December 31, 2005 and from inception on November 1, 2005 through March 31, 2006, and the reference to us under the caption "Experts."


/S/  MOORE & ASSOCIATES, CHARTERED
--------------------------------------
Moore & Associates Chartered
Las Vegas, Nevada
June 8, 2006
Except note 7 restated - July 18, 2006


               2675 S. JONES BLVD. SUITE 109. LAS VEGAS. NV 89146
                        (702)253-7511 FAX (702)253-7501

ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
July 18, 2006
Page 9

                                  ADDENDUM "C"

         ADVANCED MEDIA TRAINING, INC., a Delaware corporation ("Company" or "Registrant") confirms and acknowledge to the Securities and Exchange Commission (the "Commission") that:

                  Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

                  The action of the Commission or the staff, acting pursuant to delegated authority, in declared the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

                  The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Executed July 18, 2006, at Encino [Los Angeles], California by Buddy Young, President, CEO and CFO of Registrant.

                                         /S/ BUDDY YOUNG
                                         -----------------------
                                         BUDDY YOUNG